Earnings Per Share (EPS)	6 Months Ended
Jun. 30, 2013
Earnings Per Share (EPS) [Abstract]
Earnings Per Share (EPS)

13. Earnings per Share (“EPS”)

The following table sets forth the computation of basic and diluted net income / (loss) per share for the six months ended June 30, 2012 and 2013, adjusted to give effect to the 10-for-1 reverse stock split that became effective on November 5, 2012, as discussed in Note 12 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report:

Basic and diluted EPS – Class A common shares – The two class method EPS is calculated as follows:

	Six Months Ended June 30,
Numerators	2012	2013
Net income / (loss)	$899,191	$(3,494,070)
Less: Net (income) / loss attributable to non-vested share awards	(27,295)	66,236
Net income / (loss) attributable to common shareholders	$871,896	$(3,427,834)

Denominators
Weighted average common shares outstanding, basic and diluted	5,913,195	11,016,733

Net income / (loss) per common share, basic and diluted:	$0.15	($0.31)

Weighted Average Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards and Class A common shares issued for exercised stock option awards from the date they are issued or vested.

Weighted Average Shares – Diluted - In calculating diluted EPS, the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS, the following dilutive securities are included in the shares outstanding unless their effect is anti-dilutive:

•	Unvested share awards outstanding under the Company's Stock Incentive Plan

•	Class A common shares issuable upon exercise of the Company's outstanding options

The Company excluded the dilutive effect of 2,800 (June 30, 2012: 2,800) stock option awards and 280,335 non-vested share awards (June 30, 2012: 139,063) in calculating dilutive EPS for its Class A common shares as they were anti-dilutive.